UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5473

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

           Date of reporting period: NOVEMBER 1, 2004 - APRIL 30, 2005
                                     ---------------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT BREAKDOWN

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  International                 45.9%
  Corporate                     28.5
  Asset-Backed                  17.2
  U.S. Government                5.3
  Money Market                   3.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total investment.
--------------------------------------------------------------------------------


                    8 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  April 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECTOR--5.6%
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.6%
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 1,2                                         $     4,845,000    $     4,405,999
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 3 [EUR]                              470,000            627,320
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05 3                                                                           550,000            549,506
3.75%, 5/17/07 4                                                                           480,000            478,039
4.25%, 7/15/07 4                                                                           505,000            508,794
7.25%, 5/15/30 4                                                                           270,000            358,801
----------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.85%, 1/15/21 1                                          715,000            338,407
----------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                                             115,000            151,363
Series A, 6.79%, 5/23/12                                                                 6,927,000          7,920,837
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.50%, 8/15/28 2,4                                                    152,000            171,202
                                                                                                      ----------------
Total U.S. Government Sector (Cost $15,470,243)                                                            15,510,268

                                                                                            SHARES
----------------------------------------------------------------------------------------------------------------------
CORPORATE SECTOR--30.3%
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.6%
Broadwing Corp. 5                                                                              369              1,358
----------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5                                                             793                 --
----------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                                                           6,198              7,035
----------------------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 5,6                                                              120            156,133
----------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                                                        34,718             69,436
----------------------------------------------------------------------------------------------------------------------
Equinix, Inc.5                                                                               3,873            135,478
----------------------------------------------------------------------------------------------------------------------
Globix Corp.                                                                                 6,880             23,048
----------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5                                                    24,061             72,183
----------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 5                                                          1,501             35,634
----------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                      173              6,920
----------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                      815             21,622
----------------------------------------------------------------------------------------------------------------------
NTL, Inc. 5                                                                                  3,879            248,178
----------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                                                       651              6,067
----------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                                                         5,655            122,148
----------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5                                                                 8,013            178,289
----------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 5,6                                                                          14,499                188
----------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                           220                451
----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 5,6                                                                   264              7,920
----------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,6                                                                     2,500             13,750
----------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 5                                                              53,053            474,824
----------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 5,6                                                                            676                 14


                    9 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                VALUE
                                                                                            SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
XO Communications, Inc. 5                                                                    1,091    $         2,182
                                                                                                      ----------------
                                                                                                            1,582,858

                                                                                         PRINCIPAL
                                                                                            AMOUNT
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.7%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.8%
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Accuride Corp., 8.50% Sr. Sub. Nts., 2/1/15 7                                      $        70,000             66,150
----------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                                   300,000            281,250
----------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10              200,000            211,000
----------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                    50,000             37,375
----------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 7                                                                     30,000             25,950
8.375% Sr. Sub. Nts., 12/15/14 7                                                           250,000            183,750
----------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                         100,000             85,500
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                  300,000            212,250
----------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 5,8                                             200,000            125,000
----------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                                     275,000            248,875
----------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                  200,000            213,000
----------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 7                                                           200,000            183,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                    100,000            109,750
----------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                     100,000             92,500
----------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                                  75,000             52,688
                                                                                                      ----------------
                                                                                                            2,128,538

----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Navistar International Corp., 6.25% Sr. Nts., 3/1/12 7                                      70,000             61,950
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                           400,000            394,000
----------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                              250,000            268,750
----------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                            200,000            216,500
----------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 5,6,8                   5,500                 --
----------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 7                                                  45,000             46,350
----------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                         145,000            152,250
----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                                     200,000            217,500
----------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                           200,000            214,000
----------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                       75,000             76,875
----------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                       500,000            551,250


                   10 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                           $       200,000    $       188,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                         150,000            162,375
----------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 7                                                                  70,000             69,300
6.375% Sr. Sub. Nts., 7/15/09                                                              150,000            150,375
6.875% Sr. Sub. Nts., 2/15/15 7                                                            100,000             99,000
8% Sr. Sub. Nts., 4/1/12                                                                   100,000            106,750
----------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 7                                                               70,000             67,375
8.875% Sr. Sub. Nts., 3/15/10                                                              300,000            319,875
----------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                          325,000            320,125
----------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                             450,000            397,125
9.625% Sr. Nts., 6/1/14                                                                      9,000              7,650
9.75% Sr. Nts., 4/15/13                                                                     50,000             44,000
----------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                         400,000            440,500
----------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14                                  500,000            501,250
----------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                          200,000            227,500
----------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14 7                    750,000            705,000
                                                                                                      ----------------
                                                                                                            5,943,925

----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                           500,000            532,500
----------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                 125,000            129,375
----------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 2                                          500,000            587,948
----------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                               300,000            321,000
----------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                             500,000            547,246
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                        500,000            541,269
----------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Nts., 3/15/15 7                                             70,000             64,750
----------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                           175,000            177,625
----------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                       100,000            110,500
----------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                        200,000            210,000
----------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                          200,000            212,000
                                                                                                      ----------------
                                                                                                            3,434,213

----------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Leslie's Poolmart, Inc., 7.75% Sr. Nts., 2/1/13 7                                           75,000             74,625


                   11 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MEDIA--4.0%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 5,8                                             $       250,000    $       215,000
9.875% Sr. Nts., Series B, 3/1/07 5,8                                                      300,000            261,750
10.25% Sr. Unsec. Nts., 11/1/06 5,8                                                        100,000             86,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,8                                                   200,000            181,000
10.875% Sr. Unsec. Nts., 10/1/10 5,8                                                       100,000             88,000
----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                        150,000            143,625
----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                            100,000             91,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                         360,000            358,200
----------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                   200,000            211,500
----------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 9                                            175,000            112,438
8.375% Sr. Nts., Second Lien, 4/30/14 7                                                  1,500,000          1,447,500
----------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                        100,000            106,250
----------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 9                                  200,000            138,500
----------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                        425,000            433,500
----------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                             100,000            110,000
----------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                  300,000            291,000
8.50% Sr. Nts., 8/15/10                                                                    150,000            161,625
9.875% Sr. Sub. Nts., 8/15/13                                                              293,000            326,695
----------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                  150,000            155,250
----------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                                       475,000            516,563
----------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Nts., 10/1/14 7                                             575,000            560,625
----------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                            100,000            103,500
----------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                     9,000              8,258
----------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                         150,000            144,375
----------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                                100,000            108,000
----------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                        359,000            345,538
----------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875% Sr. Unsec. Sub. Nts., 10/1/13                                100,000             97,500
----------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                     380,000            495,885
----------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                228,000            238,260
----------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                       300,000            303,000
8.875% Sr. Unsec. Nts., 5/15/11                                                              9,000              9,360
----------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 7                        200,000            229,500
----------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                             200,000            215,000
----------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 7                                    300,000            322,500


                   12 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                   $     1,200,000    $     1,197,000
8.75% Sr. Sub. Nts., 12/15/11                                                              300,000            308,250
----------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                    300,000            314,625
----------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                  100,000            100,500
----------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 7,9                                                      420,000            281,400
7.385% Sr. Nts., 12/15/11 7,10                                                              60,000             62,100
----------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                                             300,000            291,000
                                                                                                      ----------------
                                                                                                           11,171,572

----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc., 9.875% Nts., 10/1/11                                                           200,000            216,000
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                   200,000            198,000
----------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Sub. Nts., 10/15/14 7                                        150,000            143,250
----------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                   50,000             44,250
                                                                                                      ----------------
                                                                                                              385,500

----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                                                    400,000            428,500
----------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7.73% Sr. Nts., 4/1/12 7,10                                                                145,000            134,125
12.25% Sr. Nts., 12/15/12                                                                  125,000            133,125
----------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                           150,000            156,000
----------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                      100,000            104,250
                                                                                                      ----------------
                                                                                                              956,000

----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
----------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                  100,000            103,000
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                    209,000            208,478
----------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                               250,000            245,000
9.50% Sr. Sec. Nts., 2/15/11                                                               100,000            102,000
                                                                                                      ----------------
                                                                                                              555,478

----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts., 11/1/14                         50,000             46,000


                   13 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 7                                                     $        60,000    $        57,900
8.625% Sr. Sub. Nts., 12/15/12                                                             200,000            215,000
----------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                                375,000            395,625
----------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11                                        18,000             19,170
----------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                100,000            105,500
----------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13                                 200,000            167,000
----------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                       400,000            417,000
8% Sr. Nts., Series B, 10/15/09                                                            300,000            322,500
                                                                                                      ----------------
                                                                                                            1,745,695

----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 7                                    100,000             97,500
----------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8% Sr. Sec. Nts., 3/1/11                                           300,000            321,750
                                                                                                      ----------------
                                                                                                              419,250

----------------------------------------------------------------------------------------------------------------------
ENERGY--2.0%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                       100,000            105,000
----------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                           200,000            204,000
                                                                                                      ----------------
                                                                                                              309,000

----------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.9%
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 7                                                                 100,000             98,500
6.875% Sr. Unsec. Nts., 1/15/16                                                            336,000            336,000
----------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 7                                                60,000             57,000
----------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                             959,000            942,218
----------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                              775,000            784,688
----------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                   200,000            210,000
----------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                         75,000             74,625
----------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                              200,000            199,000
----------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                       500,000            570,000
----------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 6.375% Sr. Sub. Nts., 3/15/15 7                                      70,000             67,900
----------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Unsec. Sub. Nts., 12/15/14                                   160,000            152,800
----------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                  100,000            105,250
9.625% Sr. Sub. Nts., 4/1/12                                                                 9,000              9,990
----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                                                       800,000            862,000
8.75% Unsec. Nts., 3/15/32                                                                 500,000            577,500


                   14 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                          $       100,000    $       115,451
                                                                                                      ----------------
                                                                                                            5,162,922
----------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.2%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                                  100,000             64,500
----------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                               325,000            359,938
----------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                        200,000            222,000
----------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 6             800,000            484,000
                                                                                                      ----------------
                                                                                                            1,130,438

----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                  300,000            327,000
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 7                                           75,000             67,125
----------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 7                          80,000             80,376
----------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines
Finance Corp., 9.50% Sr. Nts., 2/15/15 7                                                    45,000             45,900
----------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr.
Disc. Nts., Series B, 10/1/14 7,9                                                          190,000            124,450
----------------------------------------------------------------------------------------------------------------------
Universal City Florida:
7.493% Sr. Nts., 5/1/10 7,10                                                                50,000             52,125
8.375% Sr. Nts., 5/1/10 7                                                                   50,000             51,000
                                                                                                      ----------------
                                                                                                              420,976

----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                     294,000            316,050
----------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., 3/15/15 7                                                                 165,000            157,781
9.50% Sr. Nts., 1/15/07                                                                    400,000            428,000
----------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                359,000            362,590
----------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 7                                       120,000            120,900
                                                                                                      ----------------
                                                                                                            1,385,321

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.6%
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                        174,000            193,826
----------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                          150,000            148,500
                                                                                                      ----------------
                                                                                                              342,326

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 7                                          150,000            156,000


                   15 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                               $       100,000    $       100,500
----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                       150,000            147,750
----------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Nts., 1/15/15 6                                      70,000             70,000
----------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 7                                                                 145,000            144,275
7.25% Sr. Sub. Nts., 3/15/15 7                                                             115,000            112,413
----------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10                      100,000            109,125
----------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                               900,000            938,250
----------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                             550,000            555,841
6.375% Nts., 1/15/15                                                                       600,000            605,165
----------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                        800,000            772,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                         9,000              9,270
----------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                            200,000            203,000
----------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                      600,000            636,000
----------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                     259,000            288,785
----------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                  150,000            162,750
----------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                                400,000            432,000
----------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 7                                       145,000            143,188
----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                   387,000            361,845
7.375% Nts., 2/1/13                                                                          9,000              8,483
9.875% Sr. Nts., 7/1/14                                                                    250,000            258,125
----------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                       200,000            206,000
7% Sr. Sub. Nts., 11/15/13                                                                 200,000            200,500
----------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                100,000            105,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                       100,000            108,000
                                                                                                      ----------------
                                                                                                            6,834,265

----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Warner Chilcott Corp., 8.75% Sr. Sub. Nts., 2/1/15 7                                        70,000             68,950
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.2%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                             200,000            213,500
----------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                             100,000            108,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                        209,000            211,613
----------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15                                    208,000            199,160
----------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                      150,000            161,250


                   16 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                    $       200,000    $       205,000
----------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                   134,000            139,360
11% Sr. Sub. Nts., 2/15/13                                                                  97,000            104,760
----------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                     100,000             95,500
                                                                                                      ----------------
                                                                                                            1,438,143

----------------------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 5,8                                      1,260,000            544,950
----------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                   100,000            106,750
----------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 7                          60,000             53,100
----------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                         156,000            167,700
                                                                                                      ----------------
                                                                                                              327,550

----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                  500,000            440,000
----------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                200,000            188,500
----------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                  200,000            204,000
----------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25% Sr. Nts., 3/15/13 7                                    145,000            140,650
----------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                300,000            321,000
----------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                    100,000            107,750
                                                                                                      ----------------
                                                                                                            1,401,900

----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                                  64,000             72,640
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                              50,000             45,500
----------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                                  400,000            396,588
                                                                                                      ----------------
                                                                                                              442,088

----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                         30,000             23,775
----------------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                  500,000            526,250
----------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 7                                            75,000             76,875
----------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 7                                            100,000             98,500
----------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 7                                   40,000             39,200
----------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                       300,000            322,500
----------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                    100,000            108,250
----------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                           200,000            218,000


                   17 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                  $       150,000    $       144,750
                                                                                                      ----------------
                                                                                                            1,534,325

----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                            200,000            203,000
----------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                            300,000            271,500
----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                     300,000            254,625
----------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 5,6,8                 1,150,000            592,250
                                                                                                      ----------------
                                                                                                              846,875

----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                                   300,000            318,750
----------------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 7                                          175,000            168,875
----------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 7                                               100,000             90,000
                                                                                                      ----------------
                                                                                                              577,625

----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 5,6,8                         160,138                 --
----------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 5,6,8 [EUR]                                  500,000             27,346
                                                                                                      ----------------
                                                                                                               27,346

----------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 7                                  185,000            178,525
----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                          250,000            240,000
----------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                                50,000             52,375
                                                                                                      ----------------
                                                                                                              470,900

----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                               275,000            264,000
----------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                300,000            267,750
----------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                             100,000            104,500
----------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 7                                 500,000            501,250
                                                                                                      ----------------
                                                                                                            1,137,500

----------------------------------------------------------------------------------------------------------------------
MATERIALS--4.1%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.2%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 7                                            45,000             44,879
----------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                    125,000            143,750


                   18 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                     $       300,000    $       321,000
10.125% Sr. Unsec. Nts., 9/1/08                                                              9,000              9,945
10.625% Sr. Unsec. Nts., 5/1/11                                                            200,000            224,000
----------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                        600,000            648,000
----------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                                            6,000              6,960
12% Sr. Nts., 7/15/12 7                                                                    115,000            132,825
----------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                                            9,000             10,665
----------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 7                                            150,000            156,000
----------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                        200,000            216,000
----------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 7,9                                  100,000             59,500
----------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                    9,000              9,641
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                     100,000            106,750
9.875% Sec. Nts., Series B, 5/1/07                                                          79,000             81,370
10.50% Sr. Sec. Nts., 6/1/13                                                               125,000            144,688
----------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                               50,000             53,500
----------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.59% Sr. Sec. Nts., 12/31/06 10                                        14,145             14,286
----------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                             400,000            423,000
10.625% Sr. Unsec. Nts., 5/15/10                                                             9,000              9,968
----------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14 7                           50,000             48,750
----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 6,11                                 204,568            205,591
----------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                           129,000            140,933
                                                                                                      ----------------
                                                                                                            3,212,001

----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 7,9                                   230,000            116,150
----------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                                    200,000            225,500
                                                                                                      ----------------
                                                                                                              341,650

----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 7                                                                  50,000             48,000
9.875% Sub. Nts., 10/15/14 7                                                               100,000             96,000
----------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                    250,000            250,000
9.50% Sr. Sub. Nts., 8/15/13                                                               200,000            200,000
----------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                    450,000            443,250
----------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                               9,000              9,585
8.875% Sr. Sec. Nts., 2/15/09                                                              900,000            963,000


                   19 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 9                            $       200,000    $       178,000
----------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                 200,000            194,000
----------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                                                              250,000            257,500
9.75% Sr. Unsec. Nts., 2/1/11                                                              400,000            421,000
----------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                         250,000            247,500
                                                                                                      ----------------
                                                                                                            3,307,835

----------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                             309,000            276,555
----------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                           200,000            201,500
----------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                                200,000            183,000
----------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                       250,000            246,250
----------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                      100,000            103,250
----------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                      200,000            218,500
----------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                      400,000            426,000
----------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 5,8                 500,000            442,500
----------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                     250,000            268,750
----------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                            200,000            215,500
----------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                            200,000            208,000
----------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                              200,000            215,000
----------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 6                                             100,000            105,000
----------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                    168,000            185,640
10.75% Sr. Nts., 8/1/08                                                                    260,000            293,800
                                                                                                      ----------------
                                                                                                            3,589,245

----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                         50,000             52,250
----------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                                     500,000            549,375
----------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                        100,000             92,500
----------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                                                            109,000            101,915
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                             200,000            166,000
                                                                                                      ----------------
                                                                                                              962,040

----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                                     150,000            149,625
----------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 7                                                                     145,000            134,125
8.375% Sr. Sub. Nts., 1/15/14 7                                                             50,000             47,875


                   20 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 7                             $       130,000    $       121,875
----------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                                  200,000            214,000
----------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                75,000             57,750
----------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 10                                                          333,000            338,828
7.688% Sr. Unsec. Nts., 5/1/09 10                                                          350,000            362,250
----------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Disc. Nts., 11/1/14 7,9                              75,000             48,375
----------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 5,6,8                                                   523,854                327
----------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                     34,000             31,450
----------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 7                                                        700,000            745,500
----------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 7,10                                                                    925,000          1,045,250
14.50% Nts., 12/15/14 7                                                                    400,000            466,000
----------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 5,6,8                                             200,000                 --
----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 7                              145,000            132,675
----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                             75,000             70,125
----------------------------------------------------------------------------------------------------------------------
Valor Telecom Enterprise, 7.75% Sr. Nts., 2/15/15 7                                         70,000             67,375
                                                                                                      ----------------
                                                                                                            4,033,405

----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                                                                 9,000             10,091
12.50% Sr. Unsec. Nts., 2/1/11                                                             200,000            227,000
----------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                               100,000            102,000
----------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 1                          400,000            304,000
----------------------------------------------------------------------------------------------------------------------
AT&T Corp., 2.05% Sr. Unsec. Nts., 11/15/11 10                                             285,000            326,681
----------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 5,6,8                           554,000                 --
----------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                           300,000            329,250
----------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                  200,000            215,000
----------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 7                              50,000             50,750
----------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                                      152,000            124,640
----------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.891% Sr. Sec. Nts., 1/15/12 7,10                                          40,000             40,200
----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                                     1,140,000          1,219,800
----------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                             200,000            216,000
----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                    150,000            144,000
9.75% Sr. Sub. Nts., 1/15/10                                                                 9,000              8,190
9.875% Sr. Nts., 2/1/10                                                                    150,000            151,125
----------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 7                                        200,000            209,500


                   21 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 9                                                $       659,000    $       576,625
----------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                            300,000            261,000
----------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                                     129,000            148,028
                                                                                                      ----------------
                                                                                                            4,663,880

----------------------------------------------------------------------------------------------------------------------
UTILITIES--2.6%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                      366,797            394,307
----------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                                   250,000            173,750
8.891% Sr. Sec. Nts., 7/15/07 7,10                                                         147,375            108,321
----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                 100,000            110,278
----------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                      9,000              9,270
7.75% Sr. Nts., 8/1/10                                                                     100,000            103,250
9.875% Sr. Unsec. Nts., 10/15/07                                                           900,000            975,375
----------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11 6                    438,000            471,531
----------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 7                                                                      85,000             86,037
6.125% Nts., 3/25/19 7                                                                      50,000             48,582
----------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                        800,000            876,000
----------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 5,8                          600,000            652,500
----------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                100,000            103,500
----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 7                                             431,000            437,465
----------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                               359,000            368,873
9.50% Sr. Sec. Nts., 7/15/13                                                               200,000            208,500
----------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                        300,000            318,750
----------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 7                                               200,000            197,000
                                                                                                      ----------------
                                                                                                            5,643,289

----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11                                                             200,000            218,000
----------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                               100,000            100,167
                                                                                                      ----------------
                                                                                                              318,167


                   22 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                              $        75,000    $        62,438
8.75% Sr. Nts., 2/15/12                                                                      9,000              8,033
10.125% Sr. Sec. Nts., 7/15/13 7                                                           900,000            931,500
----------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                          131,721            146,293
----------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 7                                         30,000             30,634
                                                                                                      ----------------
                                                                                                            1,178,898
                                                                                                      ----------------
                                                                                                           79,747,471

                                                                                            SHARES
----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 7                                   600             46,350
----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 5,6,11                           249                 25
----------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 5,6                4,000             21,000
----------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 6,11                                                     44            325,710
14.25% Cum. Jr. Exchangeable, Non-Vtg. 5,6,11                                                    1              5,220
----------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                               4,000            236,800
----------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                          3                 11
----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 5,6,11                                  115            103,213
----------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 6                             5,750            817,938
                                                                                                      ----------------
                                                                                                            1,556,267

                                                                                         PRINCIPAL
                                                                                            AMOUNT
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.4%
Arbor I Ltd. Catastrophe Linked Nts., 18.51%, 6/15/06 7,10                         $       250,000            258,257
----------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked Nts.,
6.80%, 5/16/05 7,10                                                                        250,000            250,198
----------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec.
Catastrophe Linked Nts.:
Series 2003-II, Cl. A, 9.01%, 6/15/06 7,10                                                 250,000            253,428
Series 2003-II, Cl. B, 8.01%, 6/15/06 7,10                                                 250,000            255,437
Series 2003-II, Cl. C, 8.76%, 6/15/06 7,10                                                 250,000            253,488
                                                                                                      ----------------
                                                                                                            1,270,808
                                                                                                      ----------------
Total Corporate Sector (Cost $85,447,810)                                                                  84,157,404


                   23 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                VALUE
                                                                                             UNITS         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECTOR--0.0%
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
American Tower Corp. Wts., Exp. 8/1/08 5,7                                                     400    $        97,401
----------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,6                                                          300                 --
----------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,6                                               600                 --
----------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,6                                         800                 --
----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 5,6                                            700                  7
----------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 5,6                                              4,125                 --
----------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 5,6                                                                             6,035                302
Exp. 5/16/06 5,6                                                                                 9                 --
----------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 5,6                                                           720                 --
----------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,6                                       400                 --
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 5,6                                       975                 --
----------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,6                                                            500                 --
----------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                                                   6,738              2,089
----------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 5,6                                                  6,400                 --
----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 5,6                                               431              1,491
----------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 5                                              500                336
----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 5                                          2,188                766
----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 5                                          1,641                361
----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 5                                          1,641                218
                                                                                                      ----------------
Total Convertible Sector (Cost $45,816)                                                                       102,971

                                                                                            SHARES
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECTOR--48.7%
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.4%
COLT Telecom Group plc, ADR 5                                                                7,020             26,465
----------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 5                                                                     44,358            822,397
----------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                    539             16,078
----------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 5,6                                                              877                241
----------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4,5                                                           31,882            175,461
                                                                                                      ----------------
                                                                                                            1,040,642

                                                                                         PRINCIPAL
                                                                                            AMOUNT
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--6.5%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.5%
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.4%
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                   $       333,000            333,000
----------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                200,000            225,000


                   24 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                $       500,000    $       537,500
                                                                                                      ----------------
                                                                                                            1,095,500

----------------------------------------------------------------------------------------------------------------------
MEDIA--0.1%
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                     200,000            213,000
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.5%
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                             100,000             99,750
8.50% Sr. Sub. Nts., 8/1/14                                                                250,000            236,875
                                                                                                      ----------------
                                                                                                              336,625

----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                     100,000            109,500
----------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 6 [GBP]                         500,000            965,518
                                                                                                      ----------------
                                                                                                            1,075,018

----------------------------------------------------------------------------------------------------------------------
ENERGY--1.7%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                        1,000,000          1,025,000
----------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.3%
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                1,520,000          1,585,900
----------------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                                 50,000             51,470
----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                        410,000            446,490
8.50% Unsub. Nts., 2/15/08                                                                 265,000            288,850
9.125% Unsec. Unsub. Nts., 10/13/10                                                        410,000            476,625
----------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 7                                                770,000            775,775
                                                                                                      ----------------
                                                                                                            3,625,110

----------------------------------------------------------------------------------------------------------------------
FINANCIALS--0.7%
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 1                                                            710,000            424,580
11.60% Sr. Unsec. Nts., 1/12/10 1                                                          930,000            481,275
12.28% Sr. Unsec. Nts., 3/9/09 1                                                           710,000            397,600
----------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
3.95% Nts., 1/25/12 6 [COP]                                                            390,000,000            166,690
6.26% Nts., 12/8/09 6,10 [BRR]                                                             320,000            126,874
----------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 10                                             260,000            254,198
                                                                                                      ----------------
                                                                                                            1,851,217


                   25 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 6                       $       155,000    $       155,000
----------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 7                                             110,000             91,850
                                                                                                      ----------------
                                                                                                              246,850

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.1%
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 7                          262,000            238,420
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.5%
----------------------------------------------------------------------------------------------------------------------
MARINE--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                   300,000            338,250
----------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 5,6,8           750,000            641,250
                                                                                                      ----------------
                                                                                                              979,500

----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                                                             232,000            222,720
9.625% Sr. Nts., 12/1/12                                                                   150,000            163,125
                                                                                                      ----------------
                                                                                                              385,845

----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.3%
----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                      400,000            422,000
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                              400,000            372,000
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.0%
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 7                                  30,000             26,100
----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.6%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                           87,434             92,680
----------------------------------------------------------------------------------------------------------------------
Rhodia SA:
8% Sr. Nts., 6/1/10 [EUR]                                                                  120,000            149,017
10.25% Sr. Unsec. Nts., 6/1/10                                                             275,000            292,875
                                                                                                      ----------------
                                                                                                              534,572

----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                                300,000            325,500
10.875% Sr. Sec. Nts., 3/1/13                                                              100,000            114,750
----------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                             200,000            199,000
                                                                                                      ----------------
                                                                                                              639,250


                   26 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                              $       220,000    $       232,001
8.875% Nts., 11/17/14 7                                                                  2,030,000          2,141,650
----------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                              162,000            185,895
----------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 7                                                   220,000            213,950
                                                                                                      ----------------
                                                                                                            2,773,496

----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                             225,000            217,688
----------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 7,11 [EUR]                                        50,974             65,268
----------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.50% Sr. Unsec. Nts., 2/1/11                                       9,000              6,930
----------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 6,11                                 156,000            170,820
                                                                                                      ----------------
                                                                                                              460,706

----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.5%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 7                                          150,000            153,000
----------------------------------------------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                                                            596,000            633,166
                                                                                                      ----------------
                                                                                                              786,166

----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                   350,000            360,938
8% Sr. Sub. Nts., 12/15/12                                                                 250,000            257,500
                                                                                                      ----------------
                                                                                                              618,438

----------------------------------------------------------------------------------------------------------------------
UTILITIES--0.1%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 6                                         210,000            205,800
----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                           375,000            189,375
                                                                                                      ----------------
                                                                                                           18,099,988

----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--31.6%
----------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
2.352%, 5/3/05 10                                                                           24,000             23,958
3.01%, 8/3/12 10                                                                         2,705,000          2,253,606
Series PRE8, 2%, 1/3/10 5,6,8 [ARP]                                                        810,000            455,291
Series PR12, 2%, 1/3/16 5,6,8 [ARP]                                                        551,273            259,641
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 [ARP]                         432,645            135,722


                   27 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
ARGENTINA CONTINUED
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 5,6,8 [ARP]                                                     40,219    $        15,630
                                                                                                      ----------------
                                                                                                            3,143,848

----------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.0%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                     3,360,000          2,672,635
----------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                                        1,465,000          2,525,984
----------------------------------------------------------------------------------------------------------------------
BELGIUM--1.3%
Belgium (Kingdom of) Bonds:
Series 26, 6.25%, 3/28/07 [EUR]                                                          2,135,000          2,948,541
Series 28, 5.75%, 3/28/08 [EUR]                                                            550,000            772,388
                                                                                                      ----------------
                                                                                                            3,720,929

----------------------------------------------------------------------------------------------------------------------
BRAZIL--1.0%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                                                              665,000            641,725
10.50%, 7/14/14                                                                            270,000            303,750
Series 15 yr., 4.313%, 4/15/09 10                                                            4,706              4,636
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds,
Series 20 yr., 8%, 4/15/14                                                               1,503,020          1,498,323
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40                             231,000            262,012
                                                                                                      ----------------
                                                                                                            2,710,446

----------------------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                             305,000            377,819
8.25%, 1/15/15 7                                                                           305,000            377,819
                                                                                                      ----------------
                                                                                                              755,638

----------------------------------------------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of) Bonds, 5%, 6/1/14 [CAD]                                             750,000            634,383
----------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.7%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                                    1,330,000,000            547,524
----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                    1,238,960,000            536,624
----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                                315,000            294,525
----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]                          460,000            685,924
                                                                                                      ----------------
                                                                                                            2,064,597

----------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, Series REGS, 9.04%, 1/23/13                                      305,000            282,888
----------------------------------------------------------------------------------------------------------------------
ECUADOR--0.1%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 10                                         435,000            352,568


                   28 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 7                                 $       210,000    $       222,600
----------------------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                         115,000            149,061
----------------------------------------------------------------------------------------------------------------------
FRANCE--1.3%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                                      465,000            642,667
5.75%, 10/25/32 [EUR]                                                                    1,070,000          1,784,827
----------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
5 yr., 4.75%, 7/12/07 [EUR]                                                                 50,000             67,693
5 yr., 5%, 1/12/06 [EUR]                                                                   920,000          1,207,641
                                                                                                      ----------------
                                                                                                            3,702,828

----------------------------------------------------------------------------------------------------------------------
GERMANY--2.1%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                          950,000          1,222,265
Series 140, 4.50%, 8/17/07 [EUR]                                                           730,000            984,353
Series 143, 3.50%, 10/10/08 [EUR]                                                        2,735,000          3,629,702
                                                                                                      ----------------
                                                                                                            5,836,320

----------------------------------------------------------------------------------------------------------------------
GREECE--0.6%
Greece (Republic of) Bonds, 3.50%, 4/18/08 [EUR]                                           930,000          1,229,427
----------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                                265,000            356,048
                                                                                                      ----------------
                                                                                                            1,585,475

----------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                                          170,000            200,600
10.25%, 11/8/11                                                                             55,000             64,900
                                                                                                      ----------------
                                                                                                              265,500

----------------------------------------------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                       68,320,000            348,907
----------------------------------------------------------------------------------------------------------------------
ISRAEL--0.5%
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23                            560,000            607,528
----------------------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                               3,070,000            752,926
                                                                                                      ----------------
                                                                                                            1,360,454

----------------------------------------------------------------------------------------------------------------------
ITALY--1.9%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                           460,000            615,749
Buoni del Tesoro Poliennali, 4.75%, 7/1/05 [EUR]                                           290,000            374,788
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                          2,345,000          3,203,255
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                                         860,000          1,128,052
                                                                                                      ----------------
                                                                                                            5,321,844


                   29 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, 3/29/18 5,6,8 [FRF]                 3,857,000    $       128,633
----------------------------------------------------------------------------------------------------------------------
JAPAN--1.7%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                    495,000,000          4,741,755
----------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.2%
Johor Corp. Malaysia (State of) Bonds, Series P3, 1%, 7/31/12  10,12 [MYR]               1,620,000            428,447
----------------------------------------------------------------------------------------------------------------------
MEXICO--1.0%
United Mexican States Bonds:
7.50%, 4/8/33                                                                              470,000            509,950
8.30%, 8/15/31                                                                             230,000            269,963
11.375%, 9/15/16                                                                            45,000             65,363
Series MI10, 8%, 12/19/13 [MXN]                                                          6,128,000            473,002
Series MI10, 9.50%, 12/18/14 10 [MXN]                                                    3,911,300            329,980
Series M20, 8%, 12/7/23 [MXN]                                                            8,845,000            608,744
----------------------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Series BI, 10.32%, 10/13/05 1 [MXN]                2,650,000            229,148
----------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]              40,000,000            407,783
                                                                                                      ----------------
                                                                                                            2,893,933

----------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.2%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                       770,000            620,492
----------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                             140,000            133,000
----------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                   124,194            100,527
                                                                                                      ----------------
                                                                                                              233,527

----------------------------------------------------------------------------------------------------------------------
NORWAY--1.5%
Norway (Kingdom of) Bonds:
5.50%, 5/15/09 [NOK]                                                                     1,460,000            251,840
6%, 5/16/11 [NOK]                                                                       19,030,000          3,430,241
6.50%, 5/15/13 [NOK]                                                                     2,920,000            554,556
                                                                                                      ----------------
                                                                                                            4,236,637

----------------------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                                             445,000            463,913
8.125%, 4/28/34                                                                            285,000            303,525
9.375%, 1/16/23                                                                            785,000            926,300
                                                                                                      ----------------
                                                                                                            1,693,738

----------------------------------------------------------------------------------------------------------------------
PERU--0.7%
Peru (Republic of) Bonds:
8.375%, 5/3/16                                                                             130,000            139,750
Series 2, 9%, 1/31/12 [PEN]                                                                410,000            129,341
Series 8-1, 12.25%, 8/10/11 [PEN]                                                          458,000            168,119
----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 10                 1,190,000          1,130,500


                   30 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
PERU CONTINUED
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                            $       310,000    $       328,600
                                                                                                      ----------------
                                                                                                            1,896,310

----------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.7%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                                            263,000            268,172
9.50%, 2/2/30                                                                            1,210,000          1,188,825
10.625%, 3/16/25                                                                           270,000            292,613
Series 5-56, 12.375%, 10/28/09 [PHP]                                                     3,740,000             71,708
Series 5-57, 11.50%, 1/27/10 [PHP]                                                      12,700,000            239,093
                                                                                                      ----------------
                                                                                                            2,060,411

----------------------------------------------------------------------------------------------------------------------
POLAND--0.8%
Poland (Republic of) Bonds:
Series DS0509, 6%, 5/24/09 [PLZ]                                                         5,015,000          1,527,797
Series DS1013, 5%, 10/24/13 [PLZ]                                                        1,580,000            455,804
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                        360,000            110,043
                                                                                                      ----------------
                                                                                                            2,093,644

----------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.6%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                                       640,000            840,387
4.875%, 8/17/07 [EUR]                                                                      265,000            359,970
----------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                       235,000            344,625
                                                                                                      ----------------
                                                                                                            1,544,982

----------------------------------------------------------------------------------------------------------------------
RUSSIA--1.7%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 6 [EUR]                                                          270,000            400,653
Series C, 9.60%, 10/25/14                                                                2,420,000          3,068,391
----------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series V, 3%, 5/14/08                                    770,000            717,222
----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 7,10                                   120,000            128,026
----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 10                                             430,750            456,504
                                                                                                      ----------------
                                                                                                            4,770,796

----------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.6%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                                       2,580,000            572,119
Series R186, 10.50%, 12/21/26 [ZAR]                                                      3,785,000            796,274
Series R203, 8.25%, 9/15/17 [ZAR]                                                        1,070,000            174,047
Series R204, 8%, 12/21/18 [ZAR]                                                          1,100,000            175,450
                                                                                                      ----------------
                                                                                                            1,717,890


                   31 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
SPAIN--2.0%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                     1,470,000    $     2,147,361
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                        840,000          1,398,189
----------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.02%, 6/17/05 1 [EUR]                                1,470,000          1,886,934
                                                                                                      ----------------
                                                                                                            5,432,484

----------------------------------------------------------------------------------------------------------------------
SWEDEN--2.1%
Sweden (Kingdom of) Bonds:
Series 1043, 5%, 1/28/09 [SEK]                                                           3,800,000            575,881
Series 1045, 5.25%, 3/15/11 [SEK]                                                       33,000,000          5,177,464
                                                                                                      ----------------
                                                                                                            5,753,345

----------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.2%
Netherlands (Kingdom of the) Bonds, 5.50%, 1/15/28 [EUR]                                   425,000            672,866
----------------------------------------------------------------------------------------------------------------------
TURKEY--0.7%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                                1,075,000          1,048,125
----------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                              630,000            828,450
                                                                                                      ----------------
                                                                                                            1,876,575

----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.5%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                           3,635,000          6,813,901
----------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.2%
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                                            490,000            597,769
                                                                                                      ----------------
                                                                                                           87,865,040

----------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.8%
Algeria (Republic of) Loan Participation Nts., 4.003%, 3/4/10 6,10                         239,167            236,177
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 3.813%, 1/25/06 10                 965,000            959,789
OAO Gazprom Loan Participation Nts., 8.27%, 8/4/05 6,10                                    960,000            989,856
                                                                                                      ----------------
                                                                                                            2,185,822

                                                                                            SHARES
----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 5,6,11                          10,093             19,456

                                                                                             UNITS
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 5,6                 3,000             63,000


                   32 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--9.4%
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts.,
8.493%, 6/30/09 10                                                                 $       250,000    $       251,738
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                  935,000            302,791
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                1,490,000            482,522
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18%, 1/3/08 [BRR]                  646,702            165,002
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.41%, 10/4/05 [BRR]              710,000            259,936
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]               737,516            162,116
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]               801,405            152,576
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]               182,969,362             88,799
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                 1,476,565,000            709,135
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                   742,500,000            360,369
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                   430,000,000            208,698
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                   303,000,000            147,052
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                   352,000,000            170,832
Dominican Republic Credit Linked Nts., 15.93%, 5/2/06 12 [DOP]                           6,190,000            189,994
Dominican Republic Credit Linked Nts., 16.50%, 4/24/06 1 [DOP]                           2,090,000             64,410
Dominican Republic Credit Linked Nts., 19.50%, 3/31/06 1 [DOP]                           5,390,000            168,109
Dominican Republic Credit Linked Nts., 22.97%, 3/10/06 [DOP]                             7,026,050            221,711
Dominican Republic Unsec. Credit Linked Nts., 23.60%, 3/3/06 [DOP]                      14,221,700            450,504
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8%, 10/28/05 [EGP]               1,300,000            213,220
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%, 2/9/06 [EGP]             1,849,000            294,279
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 12/29/05 [EGP]              450,000             73,233
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 1/12/06 [EGP]             1,480,000            240,065
Ukraine (Republic of) Unsec. Credit Linked Nts., 8.483%, 5/25/05 [UAH]                   1,675,002            349,002
Ukraine Hryvnia Unsec. Credit Linked Nts., 7.50%, 5/6/05 6 [UAH]                         1,387,000            276,708
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 12 [UAH]                         280,000             65,988
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                                       987,000            696,894
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                         9,640,000            357,406
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                   9,495,000            371,515
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]                 9,100,000            373,486
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                     9,855,000            368,042
South African Rand Interest Bearing Linked Nts., Series FBi 43,
2.425%, 5/23/22                                                                            540,000            533,142
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                             685,000            160,123
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                                     120,000            120,331
Turkey (Republic of) Credit Linked Nts.,
Series EM 868, 27.50%, 8/25/05                                                             790,000            755,659
Turkey (Republic of) Credit Linked Nts.,
Series EM 872, 22.88%, 10/20/05 10                                                         140,000            146,270
Turkey (Republic of) Credit Linked Nts.,
Series EM 880, 20%, 10/18/07                                                               415,000            460,683
Turkey (Republic of) Credit Linked Nts.,
Series EMG 4, 18.70%, 7/6/06 [TRY]                                                         612,771            361,541


                   33 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
Credit Suisse First Boston, Inc.: Continued
Turkey (Republic of) Credit Linked Nts.,
Series EMG 19, 18%, 7/5/06 [TRY]                                                           440,000    $       259,605
Turkey (Republic of) Credit Linked Nts.,
Series NAS 316, 18.641%, 2/23/06                                                           206,000            180,526
Ukraine (Republic of) Credit Linked Nts.,
Series EMG 11, 11.94%, 12/30/09 [UAH]                                                      207,000             48,387
Ukraine (Republic of) Credit Linked Nts.,
Series NPC 12, 11.94%, 12/30/09 [UAH]                                                    1,330,000            310,895
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Botswana (Republic of) Credit Linked Nts., 10.75%, 6/1/05 6 [BWP]                          340,000             75,004
Brazil Real Credit Linked Nts., 9.638%, 3/3/10 [BRR]                                     1,449,280            304,357
European Investment Bank, Russian Federation Credit Linked Nts.,
6.242%, 1/19/10                                                                            240,000            182,424
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                 270,000            254,637
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 6                              320,000            382,880
Indonesia (Republic of) Credit Linked Nts., Series II, 14.25%, 6/22/13 6                   319,000            381,684
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13                    267,733            320,343
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                                  8,263,000            310,991
Moscow (City of) Credit Linked Nts., 10%, 5/27/05 [RUR]                                  5,140,000            189,082
Moscow (City of) Credit Linked Nts., 15%, 9/2/05 [RUR]                                  15,165,000            578,951
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/2/05 [NGN]                     35,440,000            264,412
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/16/05 [NGN]                    28,000,000            208,102
Nigeria (Federal Republic of) Credit Linked Nts., 11.64%, 6/2/05 [NGN]                  22,594,000            168,570
Nigeria (Federal Republic of) Credit Linked Nts., 13%, 8/17/05 [NGN]                    20,448,000            145,553
OAO Gazprom I Credit Nts., 7.339%, 10/20/07                                                310,000            328,050
OAO Gazprom II Credit Nts., 7.089%, 4/20/07                                                310,000            324,594
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 6 [PHP]                       7,520,000            142,837
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09 6 [PHP]                  14,960,000            294,866
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15 6 [PHP]                    2,570,000             49,029
Romania (The State of) Credit Linked Nts., 6%, 5/12/05 [ROL]                         4,900,000,000            173,662
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [ROL]                     2,628,800,000            100,824
Russian Federation Credit Linked Nts., 8.40%, 12/2/09 [RUR]                              6,685,000            249,935
Ukraine (Republic of) Credit Linked Nts., 7.69%, 8/5/11                                  1,540,000          1,672,081
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 6 [UAH]                        1,387,000            329,975
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                            588,000            128,146
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                            92,000             21,594
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                           325,000             76,282
Videocon International Ltd. Credit Linked Nts, 5.343%, 12/29/09 6                          650,000            643,110
----------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 6.91%, 11/24/08 6,10                           250,000            250,369
----------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 6 [UAH]                                                                 1,563,000            372,494
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 21.696%, 1/2/15 1 [BRR]                 1,154,400            121,177
Brazil (Federal Republic of) Credit Linked Nts., 33.16%, 1/2/15 1 [BRR]                  3,577,390            375,516
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.79%,
1/2/15 1,12 [BRR]                                                                        2,425,000            254,551


                   34 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
Lehman Brothers International:
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90%,
2/8/10 [ROL]                                                                         2,636,000,000    $        97,614
Romania (The State of) Treasury Bills Total Return Linked Nts., 14.80%,
5/23/05 [ROL]                                                                          448,000,000             18,164
Romania (The State of) Treasury Bills Total Return Linked Nts., 15%,
5/9/05 [ROL]                                                                           610,000,000             24,853
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20%, 10/17/07                440,000            485,760
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 22.42%, 5/26/05              495,199            522,683
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
24.204%, 8/25/05                                                                           480,000            431,904
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Treasure Bills Total Return Linked Nts., 6.50%,
3/8/10 [ROL]                                                                         6,965,000,000            242,282
Romania (The State of) Treasury Bills Total Return Linked Nts., 6.75%,
3/10/08 [ROL]                                                                        8,100,000,000            282,926
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.25%,
4/18/10 [ROL]                                                                          640,000,000             22,780
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.50%,
3/5/07 [ROL]                                                                         1,060,000,000             37,735
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.75%,
4/18/08 [ROL]                                                                          640,000,000             22,784
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.75%,
4/18/08 [ROL]                                                                        1,540,000,000             54,823
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90%,
2/11/08 [ROL]                                                                        6,007,000,000            217,454
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela (Republic of)
Credit Linked Nts., 7.382%, 5/20/10 12                                                     850,000            854,250
----------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 7.28%, 1/9/07 6,10                                                            250,000            250,750
----------------------------------------------------------------------------------------------------------------------
UBS AG:
OAO Gazprom III Credit Nts., 5.928%, 7/5/06                                                770,000            803,356
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                1,742,800            428,856
                                                                                                      ----------------
                                                                                                           26,048,350
                                                                                                      ----------------
Total International Sector (Cost $129,745,623)                                                            135,322,298

----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECTOR--18.2%
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.8%
----------------------------------------------------------------------------------------------------------------------
AUTO LOAN--1.6%
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.05%, 4/20/08 6,10                                                 60,000             59,904
----------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                                         23,773             23,762


                   35 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
AUTO LOAN CONTINUED
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                             $       144,927    $       144,559
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                     250,000            249,885
----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                         44,856             45,043
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                        42,162             42,226
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                       99,379             99,345
Series 2004-B, Cl. A2, 2.48%, 2/8/07 6                                                      84,121             83,942
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                       360,000            358,731
Series 2005-A, Cl. A2, 3.17%, 9/8/07 6                                                     300,000            299,305
----------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                     306,723            305,718
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                     180,000            178,882
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                      220,000            220,183
----------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                      144,523            144,011
----------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                       28,459             28,446
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                      124,791            124,625
Series 2005-1, Cl. A2, 3.21%, 5/21/07 6                                                    120,000            119,763
----------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                      21,362             21,356
----------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                      59,749             59,714
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                          707                707
----------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                                          94,270             94,029
----------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                                      170,000            169,324
----------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                      26,393             26,439
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                      107,785            107,455
----------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                      15,653             15,654
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                      207,852            207,449
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                      202,783            202,246
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                      170,000            169,423
----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                                          230,000            229,039
----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                         52,163             52,112
----------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                      170,000            169,413
----------------------------------------------------------------------------------------------------------------------


                   36 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
AUTO LOAN CONTINUED
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                              $        90,000    $        90,564
----------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                                      127,032            126,939
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                      34,027             34,020
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                     220,000            219,016
                                                                                                      ----------------
                                                                                                            4,523,229

----------------------------------------------------------------------------------------------------------------------
CREDIT CARD--0.5%
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                     230,000            234,800
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                     220,000            220,255
----------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 6                     1,000,000          1,034,639
                                                                                                      ----------------
                                                                                                            1,489,694

----------------------------------------------------------------------------------------------------------------------
EQUIPMENT--0.1%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 6                                                 190,000            188,897
----------------------------------------------------------------------------------------------------------------------
HOME EQUITY LOAN--0.4%
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                      15,529             15,504
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 6                                                    95,149             94,646
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 6                                                    78,251             78,236
----------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                       3,718              3,713
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                     93,405             93,185
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                    50,000             49,747
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                    120,000            119,285
----------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                                         45,770             45,654
----------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations, Series 2003-3, Cl. AF1, 3.14%, 8/25/33 10                                 36,634             36,656
----------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                      40,000             39,705
----------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.17%, 11/25/34 6,10                                                 65,728             65,776
----------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2005-2, Cl. A F2, 4.415%, 4/25/35 6                                    70,000             70,000
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                    282,937            280,971
                                                                                                      ----------------
                                                                                                              993,078


                   37 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.1%
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 6                                        $        70,000    $        69,410
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                    50,000             49,646
                                                                                                      ----------------
                                                                                                              119,056

----------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.1%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                    304,989            309,871
                                                                                                      ----------------
                                                                                                            7,623,825

----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--12.1%
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--12.0%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                          208,146            220,245
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 9/1/34                                                                                 572,363            588,025
6%, 10/1/34 2                                                                            1,009,948          1,037,583
6.50%, 4/1/18 12                                                                           118,011            122,947
7%, 3/1/31-10/1/31                                                                         354,654            374,692
7%, 5/1/35 12                                                                               45,000             47,489
12%, 5/1/10-6/1/15                                                                          81,015             89,273
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                          40,121             40,294
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                        132,294            137,415
Series 2080, Cl. Z, 6.50%, 8/15/28                                                          89,166             92,470
Series 2387, Cl. PD, 6%, 4/15/30                                                           152,207            154,623
Series 2430, Cl. ND, 6.50%, 1/15/31                                                        703,817            706,271
Series 2466, Cl. PD, 6.50%, 4/15/30                                                          2,153              2,152
Series 2498, Cl. PC, 5.50%, 10/15/14                                                        18,031             18,138
Series 2500, Cl. FD, 3.454%, 3/15/32 10                                                     69,653             69,880
Series 2526, Cl. FE, 3.354%, 6/15/29 10                                                    101,974            102,780
Series 2551, Cl. FD, 3.354%, 1/15/33 10                                                     80,429             81,058
Series 2583, Cl. KA, 5.50%, 3/15/22                                                        283,027            285,677
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 5.81%, 7/1/26 13                                                        225,853             45,172
Series 192, Cl. IO, 10.921%, 2/1/28 13                                                      39,220              7,378
Series 200, Cl. IO, 10.315%, 1/1/29 13                                                      47,728              9,454
Series 205, Cl. IO, 6.274%, 9/1/29 13                                                      266,443             51,768
Series 208, Cl. IO, (23.065)%, 6/1/30 13                                                   232,810             43,710
Series 2074, Cl. S, 8.809%, 7/17/28 13                                                      50,058              6,506
Series 2079, Cl. S, 8.006%, 7/17/28 13                                                      79,646             10,650
Series 2526, Cl. SE, 19.166%, 6/15/29 13                                                   132,728             10,858
Series 2819, Cl. S, 14.315%, 6/15/34 13                                                  1,220,666            112,711
Series 2920, Cl. S, 30.158%, 1/15/35 13                                                    836,650             50,627


                   38 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.:
5%, 2/1/18-3/1/34                                                                  $     1,132,655    $     1,134,003
5%, 5/1/20-5/1/35 12                                                                     5,504,000          5,492,259
5.50%, 3/1/33-1/1/34                                                                     1,811,982          1,832,502
5.50%, 5/1/20-5/12/35 12                                                                 6,708,000          6,810,209
6%, 10/1/22-3/1/23                                                                         529,984            544,060
6%, 5/1/20-5/1/31 12                                                                     3,741,000          3,856,989
6.50%, 10/1/30                                                                              52,743             55,035
6.50%, 5/14/31 12                                                                        4,054,000          4,216,160
6.50%, 1/1/29 2                                                                          1,250,384          1,304,719
7%, 5/1/20                                                                                 300,000            315,750
7%, 5/1/31 12                                                                              690,000            728,597
7.50%, 6/1/10-9/1/29                                                                       213,932            228,527
8.50%, 7/1/32                                                                               17,600             19,158
11%, 7/1/16                                                                                 57,789             65,172
13%, 6/1/15                                                                                137,791            155,894
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                          346,516            363,608
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                          36,210             36,278
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                          84,992             86,039
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                          85,724             87,224
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                          63,923             64,831
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          24,875             25,144
Trust 2002-77, Cl. WF, 3.37%, 12/18/32 10                                                  126,642            127,475
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                       98,067             98,072
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                         320,000            323,008
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                          29,452             29,451
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                        208,000            210,406
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 5.259%, 2/1/32 13                                                         84,763             16,681
Trust 2002-28, Cl. SA, 15.242%, 4/25/32 13                                                  70,850              6,739
Trust 2002-38, Cl. SO, 16.272%, 4/25/32 13                                                 205,952             14,577
Trust 2002-39, Cl. SD, 8.647%, 3/18/32 13                                                  109,291             10,370
Trust 2002-48, Cl. S, 14.582%, 7/25/32 13                                                  114,076             11,498
Trust 2002-53, Cl. SK, 8.832%, 4/25/32 13                                                   68,206              7,292
Trust 2002-56, Cl. SN, 16.703%, 7/25/32 13                                                 157,137             15,778
Trust 2002-77, Cl. IS, 14.451%, 12/18/32 13                                                350,881             36,960
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 3.34%, 5/1/23 13                                                          84,447             17,067
Trust 240, Cl. 2, 11.733%, 9/1/23 13                                                       124,156             24,530
Trust 247, Cl. 2, 6.999%, 10/1/23 13                                                       393,553             89,563
Trust 301, Cl. 2, 3.315%, 4/1/29 13                                                        173,374             34,006
Trust 321, Cl. 2, 4.57%, 3/1/32 13                                                         371,367             74,639
Trust 324, Cl. 2, (1.25)%, 6/1/32 13                                                       540,778            109,120


                   39 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 329, Cl. 2, 8.72%, 1/1/33 13                                                 $       426,992    $        89,207
Trust 333, Cl. 2, 10.17%, 3/1/33 13                                                        133,111             28,155
Trust 2001-63, Cl. SD, 18.962%, 12/18/31 13                                                109,126             11,049
Trust 2001-68, Cl. SC, 18.206%, 11/25/31 13                                                 79,254              8,400
Trust 2001-81, Cl. S, 17.012%, 1/25/32 13                                                   94,667              9,605
Trust 2002-9, Cl. MS, 14.101%, 3/25/32 13                                                  129,475             13,711
Trust 2002-77, Cl. SH, 22.494%, 12/18/32 13                                                116,706             11,743
Trust 2005-40, Cl. SA, 27.355%, 5/25/35 13                                               1,200,000             70,515
Trust 2005-40, Cl. SB, 32.727%, 5/25/35 13                                                 500,000             32,826
                                                                                                      ----------------
                                                                                                           33,474,447

----------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
3.75%, 7/20/27 10                                                                           18,064             18,343
7%, 1/15/28-3/15/28                                                                         51,101             54,253
11%, 10/20/19                                                                               45,060             50,031
12%, 11/20/13-9/20/15                                                                       59,464             67,674
----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 6.757%, 3/16/28 13                                                   96,823             11,672
Series 1998-19, Cl. SB, 7.79%, 7/16/28 13                                                  160,300             21,003
                                                                                                      ----------------
                                                                                                              222,976
                                                                                                      ----------------
                                                                                                           33,697,423

----------------------------------------------------------------------------------------------------------------------
NON-AGENCY--3.3%
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.3%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                                 1,500,000          1,601,940
----------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                    141,337            141,382
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 10                                                  53,147             53,091
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                     305,308            310,641
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                     233,311            240,310
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                      90,000             91,308
----------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.197%, 6/22/24 13                          7,297,036            291,888
----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.20%, 10/25/34 10                                                187,064            187,267
----------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35             140,000            147,760
----------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                     70,000             69,737


                   40 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                 $       102,111    $       106,994
----------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F, 7.176%, 5/15/30 10                                  2,000,000          2,091,680
----------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                       160,000            159,060
----------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
Cl. 3A1, 4.504%, 12/25/34 6,10                                                             257,203            256,758
----------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                          344,271            353,776
----------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 10                                    1,116,261          1,117,642
----------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                      160,000            169,949
----------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                              380,000            431,019
----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                   240,000            239,032
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                   250,000            252,837
----------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.852%, 4/25/35                        300,000            301,247
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.544%, 1/25/35 10                                               367,669            369,197
Series 2004-N, Cl. A10, 3.803%, 8/25/34 6                                                  259,582            260,064
                                                                                                      ----------------
                                                                                                            9,244,579
                                                                                                      ----------------
Total Asset-Backed Sector (Cost $49,950,841)                                                               50,565,827

----------------------------------------------------------------------------------------------------------------------
MONEY MARKET SECTOR--3.2%
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
Undivided interest of 1.37% in joint repurchase agreement (Principal Amount/
Value $637,532,000, with a maturity value of $637,685,008) with UBS Warburg
LLC, 2.88%, dated 4/29/05, to be repurchased at $8,745,098 on 5/2/05, collateralized by Federal National Mortgage Assn., 4.50%, 3/1/20, with a value
of $651,336,230 (Cost $8,743,000)                                                        8,743,000          8,743,000
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $289,403,333)                                               294,401,768


                   41 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.1%
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT--0.1%
Undivided interest of 0.01% in joint repurchase agreement (Principal Amount/
Value $3,500,000,000, with a maturity value of $3,501,158,889) with Nomura
Securities, 2.98%, dated 4/29/05, to be repurchased at $390,284 on 5/2/05, collateralized by U.S. Agency Mortgages, 0%-7%, 1/15/08-3/15/46,
with a value of $3,633,391,066 14 (Cost $390,155)                                   $      390,155    $       390,155

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $289,793,488)                                              106.1%       294,791,923
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (6.1)       (17,073,111)
                                                                                   -----------------------------------
NET ASSETS                                                                                   100.0%   $   277,718,812
                                                                                   ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso               MXN          Mexican Nuevo Peso
AUD      Australian Dollar            MYR          Malaysian Ringgit
BRR      Brazilian Real               NGN          Nigeria Naira
BWP      Botswana Pula                NOK          Norwegian Krone
CAD      Canadian Dollar              NZD          New Zealand Dollar
COP      Colombian Peso               PEN          Peruvian New Sol
DOP      Dominican Republic Peso      PHP          Philippines Peso
EGP      Egyptian Pounds              PLZ          Polish Zloty
EUR      Euro                         ROL          Romanian Leu
FRF      French Franc                 RUR          Russian Ruble
GBP      British Pound Sterling       SEK          Swedish Krona
HUF      Hungarian Forint             TRY          New Turkish Lira
ILS      Israeli Shekel               UAH          Ukraine Hryvnia
JPY      Japanese Yen                 ZAR          South African Rand

1. Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,148,668. See Note 6 of Notes to Financial Statements.

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

4. Partial or fully-loaned security--See Note 13 of Notes to Financial
Statements.

5. Non-income producing security.

6. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2005 was $14,540,532, which represents 5.24% of the Fund's net assets, of which $188 is considered restricted. In addition, the Fund held restricted currency with a value of $46,088, which represents 0.02% of the Fund's net assets. See Note 12 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,110,133 or 7.24% of the Fund's net assets as of April 30, 2005.

8. Issue is in default. See Note 1 of Notes to Financial Statements.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Represents the current interest rate for a variable or increasing rate security.

11. Interest or dividend is paid-in-kind.


                   42 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

12. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See Note 1 of Notes to Financial Statements.

13. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,417,428 or 0.51% of the Fund's net assets as of April 30, 2005.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   43 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2005
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $1,268,219)
(cost $289,793,488)--see accompanying statement of investments                                   $  294,791,923
----------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $44,569)                                                                  45,327
----------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                        901,449
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                 1,308,547
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                               460,646
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                            4,148,796
Investments sold                                                                                        336,641
Other                                                                                                    35,680
                                                                                                 ---------------
Total assets                                                                                        302,029,009

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $39,175)                                                  78,913
----------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                            1,291,604
----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                   503,904
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $22,128,449 purchased on a when-issued basis
or forward commitment)                                                                               22,211,704
Trustees' compensation                                                                                   54,211
Closed foreign currency contracts                                                                        50,276
Shareholder communications                                                                               36,554
Management and administrative fees                                                                       31,883
Futures margins                                                                                          19,927
Other                                                                                                    31,221
                                                                                                 ---------------
Total liabilities                                                                                    24,310,197

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $  277,718,812
                                                                                                 ===============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                       $      292,299
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          299,460,018
----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                     4,023,558
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                      (32,548,886)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                     6,491,823
                                                                                                 ---------------
NET ASSETS--applicable to 29,229,920 shares of beneficial interest outstanding                   $  277,718,812
                                                                                                 ===============

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                        $         9.50

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   44 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------
Interest                                                                                         $    8,029,121
----------------------------------------------------------------------------------------------------------------
Fee income                                                                                              197,794
----------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,486)                                                   72,174
----------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                    3,695
                                                                                                 ---------------
Total investment income                                                                               8,302,784

----------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------
Management fees                                                                                         906,024
----------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                               25,468
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              17,450
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                            14,949
----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                    4,794
----------------------------------------------------------------------------------------------------------------
Other                                                                                                    40,392
                                                                                                 ---------------
Total expenses                                                                                        1,009,077
Less reduction to custodian expenses                                                                     (5,480)
                                                                                                 ---------------
Net expenses                                                                                          1,003,597

----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 7,299,187

----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                           2,176,898
Closing of futures contracts                                                                            462,950
Closing and expiration of option contracts written                                                        1,012
Closing and expiration of swaption contracts written                                                    (45,286)
Foreign currency transactions                                                                         2,502,680
Swap contracts                                                                                       (1,174,730)
                                                                                                 ---------------
Net realized gain                                                                                     3,923,524
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                          (3,561,344)
Translation of assets and liabilities denominated in foreign currencies                                (146,170)
Futures contracts                                                                                      (151,658)
Option contracts written                                                                                  1,458
Swaption contracts written                                                                               (7,493)
Swap contracts                                                                                          569,640
                                                                                                 ---------------
Net change in unrealized appreciation                                                                (3,295,567)

----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $    7,927,144
                                                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   45 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS              YEAR
                                                                                        ENDED             ENDED
                                                                               APRIL 30, 2005       OCTOBER 31,
                                                                                  (UNAUDITED)              2004
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                          $    7,299,187    $   13,624,533
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   3,923,524         6,806,746
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              (3,295,567)        6,578,620
                                                                               ---------------------------------
Net increase in net assets resulting from operations                                7,927,144        27,009,899

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                              (12,203,492)      (17,362,572)

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          (4,276,348)        9,647,327
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               281,995,160       272,347,833
                                                                               ---------------------------------
End of period (including accumulated net investment income
of $4,023,558 and $8,927,863, respectively)                                    $  277,718,812    $  281,995,160
                                                                               =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   46 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                              YEAR
                                                  ENDED                                                             ENDED
                                         APRIL 30, 2005                                                          OCT. 31,
                                            (UNAUDITED)          2004         2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   9.65      $   9.32     $   8.17     $   8.37     $   8.85     $   9.45
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .25 1         .47          .63          .65          .78          .86
Net realized and unrealized gain (loss)             .02           .45         1.00         (.18)        (.44)        (.62)
                                               -----------------------------------------------------------------------------
Total from investment operations                    .27           .92         1.63          .47          .34          .24
----------------------------------------------------------------------------------------------------------------------------
Dividend and/or distributions
to shareholders:
Dividends from net investment income               (.42)         (.59)        (.48)        (.67)        (.79)        (.68)
Tax return of capital distribution                   --            --           --           --         (.03)        (.16)
                                               -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.42)         (.59)        (.48)        (.67)        (.82)        (.84)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   9.50      $   9.65     $   9.32     $   8.17     $   8.37     $   8.85
                                               =============================================================================
Market value, end of period                    $   9.32      $   8.50     $   8.34     $   7.36     $   8.08     $   7.88
                                               =============================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT MARKET VALUE 2                   20.81%         8.53%       20.44%       (1.35)%      12.79%        6.93%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $277,719      $281,995     $272,348     $238,770     $244,166     $257,629
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $280,864      $274,432     $256,904     $243,498     $251,362     $269,849
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              5.24%         4.96%        7.13%        7.82%        8.99%        9.27%
Expenses                                           0.72% 4       0.74% 4      0.69% 4      0.82% 4      0.75% 4      0.84% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              41% 5         79% 5        93%          70%         133%         104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $138,694,682          $140,957,135
October 31, 2004               369,582,610           378,110,185

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The secondary objective is capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of April 30, 2005, the market value of these securities comprised 9.8% of the Fund's net assets and resulted in unrealized cumulative gains of $770,950.


                   48 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $22,128,449 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2005, securities with an aggregate market value of $4,717,068, representing 1.70% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange),


                   49 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $31,515,124 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2005, it is estimated that the Fund will utilize $3,923,524 of capital loss


                   50 | OPPENHEIMER MULTI-SECTOR INCOME TRUST carryforward to offset realized capital gains. During the year ended October 31, 2004, the Fund utilized $1,319,511 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of October 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                  EXPIRING
                  ---------------------------------
                  2006                 $    190,030
                  2007                   11,561,894
                  2008                    5,440,197
                  2009                    4,239,210
                  2010                    9,434,931
                  2011                    4,572,386
                                       ------------
                  Total                $ 35,438,648
                                       ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2005, the Fund's projected benefit obligations were increased by $674 and payments of $6,894 were made to retired trustees, resulting in an accumulated liability of $44,454 as of April 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   51 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the six months ended April 30, 2005 and the year ended October 31, 2004.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended April 30, 2005, were $98,811,013 and $89,661,423, respectively. There were purchases of $8,079,038 and sales of $12,945,476 of U.S. government and government agency obligations for the six months ended April 30, 2005. In addition, there were purchases of $138,694,682 and sales of $140,957,135 of To Be Announced (TBA) mortgage-related securities for the six months ended April 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% on the Fund's average annual net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts, plus out-of-pocket costs and expenses.


                   52 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of April 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                                              VALUATION
                                                            CONTRACT              AS OF
                                            EXPIRATION        AMOUNT          APRIL 30,     UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                             DATES        (000s)               2005   APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
CONTRACT TO PURCHASE
Argentine Peso (ARP)                            2/2/06         1,430ARP     $   474,578     $       --       $     505
Brazilian Real (BRR)                     5/5/05-1/5/10        18,721BRR       7,419,663        621,301              --
Chilean Peso (CLP)                             5/26/05       368,000CLP         631,327             --           7,839
Czech Koruna (CZK)                             5/23/05         8,050CZK         339,533             --           7,604
Dominican Republic Peso (DOP)                   5/5/05         5,331DOP         194,224          5,500              --
Euro (EUR)                                      9/9/05         2,810EUR       3,631,348             --          60,402
Hungary Forints (HUF)                          7/11/05        72,000HUF         363,417             --          10,415
Indian Rupee (INR)                    11/9/05-12/20/05        14,800INR         338,177          9,871              --
Japanese Yen (JPY)                     5/16/05-7/22/05     2,625,000JPY      25,111,680        180,911          86,929
Malaysian Ringgit (MYR)                         5/3/05           256MYR          67,237             --              18
Polish Zloty (PLZ)                             5/25/05         1,950PLZ         584,471             --          21,495
Russian Ruble (RUR)                           10/27/05         9,910RUR         356,027         16,527              --
Slovakian Koruna (SKK)                         6/21/05         7,760SKK         254,110             --          18,314
South African Rand (ZAR)                       7/11/05         1,880ZAR         306,303          2,994              --
South Korean Won (KRW)                 6/28/05-7/11/05     4,161,000KRW       4,183,985         87,903              --
Swedish Krone (SEK)                             6/7/05         6,630SEK         929,271             --          11,622
Swiss Franc (CHF)                               6/6/05         1,120CHF         939,309             --           4,461
Thailand Baht (THB)                            8/31/05        13,500THB         342,577             --           9,168
Turkish Lira (TRY)                   12/18/07-12/10/09         1,440TRY       1,473,260         33,247             429
Ukraine Hryvnia (UAH)                          5/10/05           330UAH          65,868             44              --
                                                                                            --------------------------
                                                                                               958,298         239,201
                                                                                            --------------------------


                   53 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

                                                                              VALUATION
                                                            CONTRACT              AS OF
                                            EXPIRATION        AMOUNT          APRIL 30,     UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                             DATES        (000s)               2005   APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                  6/3/05-6/6/05         4,610AUD     $ 3,591,469     $    3,978       $   5,620
British Pound Sterling (GBP)             5/9/05-7/6/05         3,500GBP       6,669,499             --         211,503
Euro (EUR)                             5/24/05-7/11/05        17,940EUR      23,110,556        329,622              --
Japanese Yen (JPY)                             6/29/05        47,000JPY         450,623             --           4,716
New Zealand Dollar (NZD)                        6/7/05         1,320NZD         960,831             --          13,124
Turkish Lira (TRY)                      6/21/05-2/8/06         3,761TRY       2,583,819         16,649          29,740
                                                                                            --------------------------
                                                                                               350,249         264,703
                                                                                            --------------------------
Total unrealized appreciation and depreciation                                              $1,308,547       $ 503,904
                                                                                            ==========================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


                   54 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                              UNREALIZED
                                            EXPIRATION     NUMBER OF    VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                             DATES     CONTRACTS     APRIL 30, 2005    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Amsterdam Exchanges Index                      5/20/05             5       $    446,795       $   (3,660)
Euro-Bundesobligation, 10 yr.                   6/8/05            10          1,553,102           18,225
NASDAQ 100 Index                               6/17/05            60          1,710,600          (63,019)
Standard & Poor's ASX 200 Index                6/16/05             6            467,019           (7,772)
Standard & Poor's/MIB Index                    6/17/05             2            393,056           (3,781)
United Kingdom Long Gilt                       6/28/05             1            212,557            2,054
U.S. Long Bonds                                6/21/05           148         16,996,875          498,170
U.S. Treasury Nts., 2 yr.                      6/30/05           106         22,016,531           (8,388)
                                                                                              -----------
                                                                                                 431,829
                                                                                              -----------
CONTRACTS TO SELL
DAX Index                                      6/17/05            10          1,353,769           34,165
FTSE 100 Index                                 6/17/05             2            182,938            5,690
Japan (Government of) Bonds, 10 yr.             6/8/05             8          1,072,313           (3,297)
Japan (Government of) Bonds, 10 yr.             6/9/05             3          4,020,315          (83,262)
Nikkei 225 Index                                6/9/05             3            164,025            1,916
Nikkei 225 Index                                6/9/05             5            523,128            6,211
Standard & Poor's 500 Index                    6/16/05             2            579,250           (5,236)
U.S. Treasury Nts., 2 yr.                      6/30/05            23          4,777,172          (12,197)
U.S. Treasury Nts., 5 yr.                      6/21/05           116         12,580,563          (73,608)
U.S. Treasury Nts., 10 yr.                     6/21/05             9          1,002,797          (17,718)
                                                                                              -----------
                                                                                                (147,336)
                                                                                              -----------
                                                                                              $  284,493
                                                                                              ===========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                   55 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2005 was as follows:

                                             CALL OPTIONS                 PUT OPTIONS
                                  ------------------------    ------------------------
                                  NUMBER OF     AMOUNT OF     NUMBER OF     AMOUNT OF
                                  CONTRACTS      PREMIUMS     CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------------
Options outstanding as of
October 31, 2004                        450      $  1,335            --      $     --
Options written                         830         1,565       800,000         1,850
Options closed or expired            (1,280)       (2,900)     (800,000)       (1,850)
                                  ----------------------------------------------------
Options outstanding as of
April 30, 2005                           --      $     --            --      $     --
                                  ====================================================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


                   56 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

As of April 30, 2005, the Fund Had entered into the following interest rate swap agreements:

                                             RATE           RATE
                                          PAID BY    RECEIVED BY
                                      THE FUND AT    THE FUND AT                                    UNREALIZED
SWAP                      NOTIONAL      APRIL 30,      APRIL 30,       FLOATING    TERMINATION    APPRECIATION
COUNTERPARTY                AMOUNT           2005           2005     RATE INDEX          DATES  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings:
                                                                    Three-Month
                       447,000,000KRW        3.63%          4.34%         KWCDC        2/17/10  $        6,657
                                                                      Six-Month
                           736,000PLZ        5.90           5.55           WIBO        3/24/10            (219)
                                                                      Six-Month
                           460,000PLZ        5.90           5.52           WIBO        3/24/10            (316)
---------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                       466,000,000KRW        3.55         4.1728          KWCDC         3/4/10           4,638
                                                                    Three-Month
                         1,070,000CAD      3.0475        2.58714           CDOR        1/28/07            (120)
                       186,000,000KRW        3.55           4.28          KWCDC         3/4/10           2,180
                       372,000,000KRW        3.55           4.27          KWCDC         3/4/10           4,191
                                                                    Three-Month
                         2,520,000EUR       2.134           3.83        EURIBOR         3/8/15          92,132
                                                                    Three-Month
                         3,450,000          4.816        2.95875      LIBOR BBA         3/8/15         (67,952)
                                                                      Six-Month
                           450,000EUR       3.604           2.16        EURIBOR        4/25/15              65
                                                                      Six-Month
                         2,030,000EUR        2.16           2.47        EURIBOR        4/25/07             (85)
                       372,000,000KRW        3.55           4.27          KWCDC         3/4/10           4,176
                       466,000,000KRW        3.55           4.31          KWCDC         3/4/10           6,091
---------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG, 5 yr.:
                                                                         90-Day
                        20,340,000TWD        2.59          1.190           CPTW        8/19/09            (452)
                                                                    Three-Month
                         1,820,000         3.1025           2.94     LIBOR flat         3/4/08          43,860
                        28,440,000INR        4.88         4.9716            IRS        1/15/09          30,680
---------------------------------------------------------------------------------------------------------------
Deutsche                                                            Three-Month
Bank AG, 10 yr.          4,000,000           2.79           5.32      LIBOR BBA        5/12/14         303,115
---------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                           842,000BRR       19.20          18.16           BZDI         1/2/08           3,370
                         2,930,000MXN        9.98          10.22       MXN TIIE        1/30/15         (17,919)
                           178,797BRR       18.70          16.25           BZDI         1/4/10          (1,543)
                           138,111BRR       18.70          16.15           BZDI         1/4/10          (1,697)
                           539,880BRR       18.25          17.72           BZDI         1/2/07          (2,923)
                           206,076BRR       18.69          16.28           BZDI         1/4/10          (1,828)


                   57 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS Continued

                                             RATE           RATE
                                          PAID BY    RECEIVED BY
                                      THE FUND AT    THE FUND AT                                    UNREALIZED
SWAP                      NOTIONAL      APRIL 30,      APRIL 30,       FLOATING    TERMINATION    APPRECIATION
COUNTERPARTY                AMOUNT           2005           2005     RATE INDEX          DATES  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                         7,620,000MXN        9.91           9.84       MXN TIIE       12/31/09  $      (24,524)
                           942,040BRR       18.25          17.17           BZDI         1/2/08          (5,954)
                         1,013,000BRR       18.63          18.00           BZDI         1/2/07          (2,274)
                         1,300,000MXN        9.82          10.85       MXN TIIE         3/5/15          (3,477)
                         3,810,000MXN       9.945           9.74       MXN TIIE         1/5/10         (13,584)
---------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                                                                      Six-Month
                       100,600,000HUF        8.88           7.00     LIBOR flat        7/14/08           5,874
                         5,010,000MXN       10.14          10.88       MXN TIIE       11/16/14          (9,390)
                                                                    Three-Month
                         4,300,000          3.052           2.97     LIBOR flat        3/10/08         118,828
                                                                    Three-Month
                         8,500,000           2.55           4.38          LIBOR        9/27/14        (121,200)
                                                                    Three-Month
                         9,000,000           4.24        3.16063          LIBOR        7/23/09        (103,248)
                                                                    Three-Month
                           710,000           2.73           4.94      LIBOR BBA        4/30/14          33,195
                                                                    Three-Month
                        27,000,000           2.77         4.0725      LIBOR BBA         5/6/09         224,097
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc. (The):
                           554,466BRR       18.68          16.88           BZDI         1/2/08          (5,180)
                                                                    Three-Month
                        11,000,000           2.32           2.77     LIBOR flat       11/10/05          76,616
                                                                    Three-Month
                         8,500,000           3.82           2.77     LIBOR flat       11/10/08          59,681
                                                                                                ---------------
                                                                                                $      635,561
                                                                                                ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR          Brazilian Real
CAD          Canadian Dollar
EUR          Euro
HUF          Hungary Forints
INR          Indian Rupee
KRW          South Korean Won
MXN          Mexican Nuevo Peso
PLZ          Polish Zloty
TWD          New Taiwan Dollar


                   58 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Index abbreviations are as follows:

BZDI         Brazil Cetip Interbank Deposit Rate
CDOR         Canada Bankers Acceptances Rate
CPTW         Bloomberg Taiwan Secondary Commercial Papers
EURIBOR      Euro Interbank Offered Rate
IRS          India Swap Composites
KWCDC        South Korean Won-3 Months
LIBOR        London-Interbank Offered Rate
LIBOR BBA    London-Interbank Offered Rate British Bankers Association
MXN TIIE     Mexican Peso-Interbank Equilibrium Interest Rate
WIBO         Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of April 30, 2005 is as follows:

                                                                     NOTIONAL
                                                                       AMOUNT
                                                                  RECEIVED BY           ANNUAL
                                                                     THE FUND         INTEREST       UNREALIZED
                                                                  UPON CREDIT        RATE PAID     APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION                     EVENT      BY THE FUND    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                         Peru Government
                         8.75% International Bond                  $  520,000             2.95%      $     (746)
                         United Mexican States 11.375% Bond           630,000             2.08          (22,193)
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase
New York, NY:
                         Kingdom of Jordan 6% Step-up Bond            175,000             2.00           (1,851)
                         Russian Federation
                         2.50% Step-up Bond                           330,000             2.40          (17,352)
----------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                         Brazil 12.25% Global Bond                  1,240,000             6.15         (119,655)
                         Republic of Turkey 11.875% Bond              210,000             3.15              502


                   59 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS Continued

                                                                     NOTIONAL
                                                                       AMOUNT
                                                                  RECEIVED BY           ANNUAL
                                                                     THE FUND         INTEREST       UNREALIZED
                                                                  UPON CREDIT        RATE PAID     APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION                     EVENT      BY THE FUND    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                         Republic of Hungry 4.50% Bond             $  900,000             0.55%      $  (18,585)
                         Turkey Government 11.875%
                         International Bond                           630,000             3.22           40,624
----------------------------------------------------------------------------------------------------------------
UBS AG,
London Branch:

                         Federal Republic of Brazil 12.25% Bond       420,000             4.50          (11,245)
                         Russian Federation 5% Step-up Bond           560,000             2.26          (29,225)
                                                                                                     -----------
                                                                                                     $ (179,726)
                                                                                                     ===========

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of April 30, 2005 is as follows:

                                                                     NOTIONAL
                                                                       AMOUNT           ANNUAL
                                                                      PAID BY         INTEREST
                                                                     THE FUND             RATE       UNREALIZED
                                                                  UPON CREDIT      RECEIVED BY     APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION                     EVENT         THE FUND   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.                     Republic of Turkey 11.875% Bond           $  460,000             1.87%      $    3,424
----------------------------------------------------------------------------------------------------------------
UBS AG,
London Branch            Federal Republic of Brazil
                         12.25% Bond                                1,305,000             3.80           (9,195)
                                                                                                     -----------
                                                                                                     $   (5,771)
                                                                                                     ===========

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at


                   60 | OPPENHEIMER MULTI-SECTOR INCOME TRUST termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of April 30, 2005, the Fund had entered into the following total return swap agreements:

                                                 PAID BY       RECEIVED BY
SWAP                           NOTIONAL      THE FUND AT       THE FUND AT      TERMINATION       UNREALIZED
COUNTERPARTY                     AMOUNT   APRIL 30, 2005    APRIL 30, 2005            DATES     APPRECIATION
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                               Six-Month
                              $ 300,000        LIBOR BBA              5.10%         1/14/15      $     4,186
                                               Six-Month
                                300,000        LIBOR BBA              5.08          1/20/15            6,396
                                                                                                 -----------
                                                                                                 $    10,582
                                                                                                 ===========

Index abbreviations are as follows:

LIBOR BBA    London-Interbank Offered Rate British Bankers Association

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended April 30, 2005 was as follows:

                                                   CALL SWAPTIONS                PUT SWAPTIONS
                                       ---------------------------    -------------------------
                                         NOTIONAL       AMOUNT OF       NOTIONAL     AMOUNT OF
                                           AMOUNT        PREMIUMS         AMOUNT      PREMIUMS
-----------------------------------------------------------------------------------------------
Swaptions outstanding as of
October 31, 2004                        3,115,000       $  30,823      3,940,000     $  18,387
Swaptions written                       9,740,000          67,703      3,940,000        13,608
Swaptions closed or expired            (6,320,000)        (59,351)    (7,880,000)      (31,995)
                                       --------------------------------------------------------
Swaptions outstanding as of
April 30, 2005                          6,535,000       $  39,175             --     $      --
                                       ========================================================


                   61 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS Continued

As of April 30, 2005, the Fund had entered into the following swaption contracts:

CALL                              NOTIONAL      EXPIRATION   EXERCISE          PREMIUM            VALUE
SWAPTIONS                           AMOUNT           DATES      PRICE         RECEIVED       SEE NOTE 1
-------------------------------------------------------------------------------------------------------
British Pound Sterling           3,205,000GBP      6/29/05       5.12GBP      $ 28,530        $  75,102
Deutsche Bank AG                 3,330,000AUD       5/3/05      5.755AUD        10,645            3,811
                                                                              -------------------------
                                                                              $ 39,175        $  78,913
                                                                              =========================

Notional amount and exercise price are denoted in the following currencies:

AUD      Australian Dollar
GBP      British Pound Sterling

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of April 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                           UNREALIZED
                           ACQUISITION               VALUATION AS OF     APPRECIATION
SECURITY                         DATES       COST     APRIL 30, 2005   (DEPRECIATION)
--------------------------------------------------------------------------------------
Prandium, Inc.                 9/25/02   $171,000            $   188       $ (170,812)

CURRENCY
Argentine Peso (ARP)    11/9/04-4/8/05     45,328             46,088              760

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of April 30, 2005,


                   62 | OPPENHEIMER MULTI-SECTOR INCOME TRUST the Fund had on loan securities valued at $1,268,219. Collateral of $1,291,604 was received for the loans, of which $390,155 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
14. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS ("OppenheimerFund Services") and the Distributor ("OppenheimerFunds Distributor, Inc."), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
15. PROPOSAL TO REORGANIZE WITH AND INTO OPPENHEIMER STRATEGIC INCOME FUND

On February 16, 2005, the Board of Trustees of the Fund approved a proposal to reorganize the Fund with and into Oppenheimer Strategic Income Fund ("Strategic Income Fund"), an open-end fund. A Special Meeting of the Shareholders of the Fund is scheduled for July 12, 2005 to approve an Agreement and Plan of Reorganization between the Fund and Strategic Income Fund, and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of the Fund to Strategic Income Fund in exchange for Class A shares of Strategic Income Fund, (b) the distribution of these Class A shares of Strategic Income Fund to the shareholders of the Fund in complete liquidation of the Fund and (c) the cancellation of the outstanding shares of the Fund.


                   63 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   64 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur Steinmetz and Caleb Wong and the Manager's International Fixed Income investment team and analysts. Messrs. Steinmetz and Wong have been primarily responsible for the day-to-day management of the Fund's portfolio since February 1, 1999. Mr. Steinmetz has had over 22 years of experience managing fixed income and global/international investments. Mr. Steinmetz has been a Senior Vice President of the Manager since March


                   65 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

1993 and of HarbourView Asset Management Corporation since March 2000 and is an officer of four portfolios and portfolio manager of seven other accounts in the OppenheimerFunds complex. Mr. Wong has been a Vice President of the Manager since June 1999, and has worked in fixed-income quantitative research and risk management for the Manager since July 1996. He is an officer of two portfolios in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other nonleveraged closed-end general bond funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three-, and five-year performance was better than its peer group average. However its ten-year performance was slightly below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other nonleveraged closed-end general bond funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual management fee and total expenses are lower than its peer group average. However the Fund's contractual management fee is slightly higher than the average actual management fees of its peer group. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of


                   66 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Fund assets in relation to the Fund's management fee. The Board noted that the fund has recently experienced modest asset growth.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   67 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE FUND Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oppenheimer Multi-Sector Income Trust (the Fund) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Fund's secondary investment objective is capital appreciation. In seeking its objectives under normal market conditions, the Fund may invest any percentage of its assets in at least three of the following seven fixed income sectors: U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation may be considerations in the allocation of assets among such sectors. The Fund can invest in a number of different kinds of "derivative investments" and can also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. Although, the Fund is not required to invest in any of these types of securities at all times. The investment advisor to the Fund is OppenheimerFunds, Inc. (the Manager).

      The Portfolio Managers of the Fund are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Advisor and Mr. Wong is Vice President of the Advisor and the Fund. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Fund's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which he was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's Portfolio Managers with support in managing the Fund's portfolio.

      DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN--Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Fund (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Fund will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.

      Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the


                   68 | OPPENHEIMER MULTI-SECTOR INCOME TRUST purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Fund for payment of the Distribution in additional Shares at the greater of the Fund's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the
NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Fund.

      Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.

      Fractional Shares may either remain in the Participant's account or be redeemed at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

      There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Fund. There are no brokerage charges for Shares issued directly by the Fund. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Fund. Additional information concerning the Plan may be


                   69 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE FUND  Unaudited / Continued
--------------------------------------------------------------------------------

obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374. Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

      SHAREHOLDER INFORMATION--The Shares are traded on the NYSE. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenMlti." The Fund's NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Fund is generally published each Monday in The Wall Street Journal and each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called "Closed-End Bond Funds."


                   70 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable to semiannual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11.  CONTROLS AND PROCEDURES

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

    (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-Sector Income Trust

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005